Cover	Jun. 02, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2025
Entity File Number	001-41874
Entity Registrant Name	COLOMBIER ACQUISITION CORP. II
Entity Central Index Key	0001995413
Entity Tax Identification Number	98-1753949
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	214 Brazilian Avenue
Entity Address, Address Line Two	Suite 200-J
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	(561)
Local Phone Number	805-3588
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	CLBR.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CLBR
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	CLBR.WS
Security Exchange Name	NYSE